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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                      Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                       Pioneer International Value Fund
                 SCHEDULE OF INVESTMENTS  8/31/06 (unaudited)

Shares                                                                Value

             PREFERRED STOCKS - 1.4 %
             Automobiles & Components - 0.2 %
             Automobile Manufacturers - 0.2 %
    400      Porsche AG                                           $   411,609
             Total Automobiles & Components                       $   411,609
             Utilities - 1.1 %
             Multi-Utilities - 1.1 %
 22,700      RWE AG - NON VTG PFD                                 $ 1,868,286
             Total Utilities                                      $ 1,868,286
             TOTAL PREFERRED STOCKS
             (Cost  $1,863,997)                                   $ 2,279,895
             COMMON STOCK - 96.8 %
             Energy - 9.3 %
             Integrated Oil & Gas - 7.6 %
 39,200      Gazprom  (A.D.R.)                                    $ 1,846,320
 18,800      Lukoil Holding  (A.D.R.)                               1,571,680
 19,583      Petrobras Brasileiro (A.D.R.)                          1,578,781
 58,656      Repsol SA                                              1,687,049
 89,700      Royal Dutch Shell Plc *                                3,101,781
 40,728      Total SA                                               2,740,619
                                                                  $ 12,526,230
             Oil & Gas Equipment And Services - 0.8 %
 24,400      Technip                                              $ 1,409,888
             Oil & Gas Exploration & Production - 0.9 %
1,696,000    CNOOC, Ltd.                                          $ 1,479,609
             Total Energy                                         $ 15,415,727
             Materials - 8.7 %
             Construction Materials - 2.0 %
 21,395      CRH Plc                                              $   741,429
 22,700      Holcim, Ltd.                                           1,839,990
  5,300      Lafarge                                                  684,282
                                                                  $ 3,265,701
             Diversified Metals & Mining - 2.9 %
 94,585      Broken Hill Proprietary Co., Ltd.                    $ 1,991,440
 29,821      Freeport-McMoRan Copper & Gold, Inc. (Class B)         1,735,880
 22,961      Rio Tinto Plc *                                        1,158,459
                                                                  $ 4,885,779
             Specialty Chemicals - 0.9 %
 26,000      Shin-Etsu Chemical Co., Ltd.                         $ 1,474,987
             Steel - 2.9 %
 86,800      Companhia Vale do Rio Doce (A.D.R.)                  $ 1,562,400
161,900      Hitachi Metals, Ltd.                                   1,610,179
 40,000      JFE Holdings, Inc.                                     1,621,958
                                                                  $ 4,794,537
             Total Materials                                      $ 14,421,004
             Capital Goods - 11.0 %
             Building Products - 0.9 %
 20,370      Compagnie de Saint Gobain                            $ 1,513,176
             Construction & Farm Machinery & Heavy Trucks - 2.0 %
 48,485      Daewoo Heavy Industries & Machinery, Ltd. *          $ 1,490,155
 13,577      Hyundai Heavy Industries *                             1,727,007
                                                                  $ 3,217,162
             Electrical Component & Equipment - 0.4 %
  6,600      Schneider Electric SA                                $   704,246
             Heavy Electrical Equipment - 1.7 %
332,900      Mitsubishi Electric Corp.                            $ 2,744,447
             Industrial Conglomerates - 3.7 %
130,000      Hutchinson Whampoa, Ltd.                             $ 1,180,348
193,000      Keppel Corp.                                           1,840,199
356,290      KOC Holding AS *                                       1,324,378
 20,289      Siemens                                                1,720,730
                                                                  $ 6,065,655
             Industrial Machinery - 1.2 %
 74,900      AB SKF                                               $ 1,071,617
 82,000      Nabtesco Corp.                                           925,647
                                                                  $ 1,997,264
             Trading Companies & Distributors - 1.1 %
135,900      Sumitomo Corp.                                       $ 1,827,384
             Total Capital Goods                                  $ 18,069,334
             Commercial Services & Supplies - 0.3 %
             Office Services & Supplies - 0.3 %
 35,500      Buhrmann NV                                          $   483,481
             Total Commercial Services & Supplies                 $   483,481
             Transportation - 2.3 %
             Air Freight & Couriers - 0.8 %
  4,100      Panalpina Welttransport Holding AG                   $   424,145
 23,026      TNT NV *                                                 866,305
                                                                  $ 1,290,450
             Railroads - 1.5 %
    341      East Japan Railway Co.                               $ 2,511,038
             Total Transportation                                 $ 3,801,488
             Automobiles & Components - 5.5 %
             Auto Parts & Equipment - 0.9 %
 45,800      Denso Corp.                                          $ 1,588,289
             Automobile Manufacturers - 3.0 %
 18,600      Hyundai Motor Co., Ltd.                              $ 1,566,004
 60,902      Toyota Motor Co.                                       3,300,540
                                                                  $ 4,866,544
             Tires & Rubber - 1.6 %
 74,800      Bridgestone Corp. *                                  $ 1,584,906
 10,000      Continental AG                                         1,070,392
                                                                  $ 2,655,298
             Total Automobiles & Components                       $ 9,110,131
             Consumer Durables & Apparel - 3.6 %
             Apparel, Accessories & Luxury Goods - 0.5 %
 16,720      Adidas-Salomon AG                                    $   796,618
             Consumer Electronics - 1.5 %
119,000      Matsushita Electric Industrial Co., Ltd. *           $ 2,530,921
             Footwear - 0.3 %
  1,300      Puma AG Rudolf Dassler Sport                         $   451,022
             Homebuilding - 0.6 %
 41,400      Persimmon Plc.                                       $   982,417
             Leisure Products - 0.7 %
 33,200      Sega Sammy Holdings, Inc.                            $ 1,133,883
             Total Consumer Durables & Apparel                    $ 5,894,861
             Consumer Services - 0.6 %
             Casinos & Gaming - 0.3 %
 12,100      Opap SA                                              $   429,785
             Hotels, Resorts & Cruise Lines - 0.3 %
 13,800      Carnival Corp. *                                     $   578,220
             Total Consumer Services                              $ 1,008,005
             Media - 1.0 %
             Broadcasting & Cable Television - 0.3 %
 49,200      Mediaset S.p.A                                       $   568,663
             Movies & Entertainment - 0.7 %
 32,900      Vivendi Universal                                    $ 1,132,560
             Total Media                                          $ 1,701,223
             Retailing - 1.9 %
             Apparel Retail - 0.9 %
432,700      Truworths International, Ltd.*                       $ 1,399,477
             Department Stores - 1.0 %
133,900      Takashimaya Co., Ltd. (b)                            $ 1,687,959
             Total Retailing                                      $ 3,087,436
             Food & Drug Retailing - 2.0 %
             Drug Retail - 0.3 %
 38,700      Alliance Boots Plc                                   $   568,494
             Hypermarkets & Supercenters - 1.7 %
 75,400      Aeon Co., Ltd.                                       $ 1,890,452
 14,100      Carrefour Supermarch                                     870,299
                                                                  $ 2,760,751
             Total Food & Drug Retailing                          $ 3,329,245
             Food Beverage & Tobacco - 3.1 %
             Brewers - 0.7 %
 56,300      South African Breweries Plc                          $ 1,113,163
             Packaged Foods & Meats - 1.1 %
  5,404      Nestle SA                                            $ 1,859,302
             Soft Drinks - 0.5 %
  9,300      Fomento Economico Mexicano SA de CV *                $   873,456
             Tobacco - 0.8 %
 47,700      British American Tobacco Plc                         $ 1,314,603
             Total Food Beverage & Tobacco                        $ 5,160,524
             Household & Personal Products - 1.2 %
             Household Products - 0.3 %
 11,700      Reckitt Benckiser Plc                                $   485,997
             Personal Products - 0.9 %
 49,300      Kose Corp. *                                         $ 1,554,539
             Total Household & Personal Products                  $ 2,040,536
             Health Care Equipment & Services - 0.7 %
             Health Care Equipment - 0.4 %
  6,500      Synthes, Inc.                                        $   710,202
             Health Care Services - 0.3 %
  3,900      Fresenius Medical Care AG                            $   514,621
             Total Health Care Equipment & Services               $ 1,224,823
             Pharmaceuticals & Biotechnology - 5.9 %
             Pharmaceuticals - 5.9 %
 64,300      Astellas Pharma, Inc.                                $ 2,601,402
 38,588      Astrazeneca Plc                                        2,509,841
 14,234      Roche Holdings AG                                      2,625,451
 25,182      Shire Pharmaceuticals Group Plc  (A.D.R.)              1,290,578
 12,500      UCB SA                                                   733,059
                                                                  $ 9,760,331
             Total Pharmaceuticals & Biotechnology                $ 9,760,331
             Banks - 16.0 %
             Diversified Banks - 16.0 %
203,049      Barclays Plc                                         $ 2,545,034
 36,645      BNP Paribas SA                                         3,896,272
 50,900      Commonwealth Bank of Australia                         1,776,058
 51,200      Depfa Bank Plc                                           955,226
154,192      Development Bank of Singapore, Ltd. *                  1,764,338
 15,673      Kookmin Bank (A.D.R.) *                                1,262,930
     93      Mitsubishi UFJ Financial Group, Inc.                   1,268,477
105,847      Royal Bank of Scotland Group Plc                       3,596,237
 14,548      Societe Generale                                       2,350,672
    252      Sumitomo Mitsui Financial Group, Inc.                  2,823,818
215,030      Turkiye Is Bankasi (Isbank) *                          1,239,586
 23,400      Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)   1,692,990
 70,400      Westpac Banking Corp. *                                1,255,550
                                                                  $ 26,427,188
             Total Banks                                          $ 26,427,188
             Diversified Financials - 4.2 %
             Asset Management & Custody Banks - 0.6 %
  4,300      Julius Baer Holding                                  $   413,789
 67,200      Man Group Plc                                            540,944
                                                                  $   954,733
             Diversified Capital Markets - 2.7 %
 59,921      CS Group                                             $ 3,344,619
 10,300      Deutsche Bank AG  *                                    1,176,995
                                                                  $ 4,521,614
             Investment Banking & Brokerage - 0.9 %
 74,400      Nomura Securites Co., Ltd. *                         $ 1,431,593
             Total Diversified Financials                         $ 6,907,940
             Insurance - 3.8 %
             Multi-Line Insurance - 2.9 %
106,300      Aviva Plc                                            $ 1,495,339
 40,065      AXA SA                                                 1,489,496
  1,500      Helvetia Partia Holding *                                449,146
  5,895      Zurich Financial Services                              1,344,873
                                                                  $ 4,778,854
             Property & Casualty Insurance - 0.9 %
127,405      Mitsui Sumitomo Insurance Co.                        $ 1,553,549
             Total Insurance                                      $ 6,332,403
             Real Estate - 1.4 %
             Real Estate Management & Development - 1.4 %
105,701      Mitsui Fudosan Co.                                   $ 2,354,398
             Total Real Estate                                    $ 2,354,398
             Software & Services - 0.4 %
             Application Software - 0.4 %
  3,800      Sap AG                                               $   726,136
             Total Software & Services                            $   726,136
             Technology Hardware & Equipment - 2.6 %
             Communications Equipment - 1.2 %
435,300      Ericsson LM                                          $ 1,454,305
 12,100      TomTom NV *                                              494,064
                                                                  $ 1,948,369
             Office Electronics - 1.4 %
 47,000      Canon, Inc. *                                        $ 2,327,979
             Total Technology Hardware & Equipment                $ 4,276,348
             Semiconductors - 1.6 %
             Semiconductor Equipment - 0.6 %
 16,800      Tokyo Electron, Ltd.                                 $ 1,099,478
             Semiconductors - 1.0 %
139,560      Hon Hai Precision Industry, (G.D.R.)                 $ 1,597,647
             Total Semiconductors                                 $ 2,697,125
             Telecommunication Services - 5.5 %
             Alternative Carriers - 1.2 %
 15,600      Fastweb *                                            $   608,376
203,300      Inmarsat Plc                                           1,388,043
                                                                  $ 1,996,419
             Integrated Telecommunication Services - 3.1 %
 44,600      Brasil Telecom Participacoes SA                      $ 1,346,920
364,400      Telecom Italia S.p.A.                                  1,008,615
 92,500      Telekom Austria AG                                     2,267,152
 61,000      Telekomunikacja Polska SA *                              400,226
                                                                  $ 5,022,913
             Wireless Telecommunication Services - 1.2 %
 53,906      Mobile Telesystems (A.D.R.)                          $ 1,972,960
             Total Telecommunication Services                     $ 8,992,292
             Utilities - 3.9 %
             Electric Utilities - 2.7 %
 23,849      E.On AG                                              $ 3,030,950
 46,600      Tokyo Electric Power Co. *                             1,330,108
                                                                  $ 4,361,058
             Gas Utilities - 1.2 %
387,600      Tokyo Gas Co., Ltd.                                  $ 2,049,112
             Total Utilities                                      $ 6,410,170
             TOTAL COMMON STOCKS
             (Cost  $132,873,315)                                 $ 159,632,149
             TEMPORARY CASH INVESTMENTS
             Security Lending Collateral - 0.7%
1,108,800    Security Lending Collateral, 5.23%                   $ 1,108,800
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $1,108,800)                                   $ 1,108,800
             TOTAL INVESTMENT IN SECURITIES - 98.8%
             (Cost  $135,846,112) (a)                             $ 163,020,844
             OTHER ASSETS AND LIABILITIES - 1.2%                  $ 1,941,161
             TOTAL NET ASSETS - 100.0%                            $ 164,962,005

       (A.D.RAmerican Depositary Receipt
       (G.D.RGlobal Depositary Receipt
          *   Non-income producing security.

        144A Security is exempt from registration under Rule 144A of the Securitie

         (a) At August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $135,846,112 was as follows:

             Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost      $ 28,427,494

             Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value        (1,252,762)

             Net unrealized loss                                  $ 27,174,732

         (b) At August 31, 2006, the following securitiy was out on loan:
Shares                             Security                           Value
84,000       Takashimaya Co., Ltd.                                $ 1,054,252
             Total                                                $ 1,054,252


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.